Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.26

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2025090383		XXX	XXX	Note Date	notePage	XXX	XXX
XXX	2025090378		XXX	XXX	Loan Type	the1003Page	XXX	XXX
XXX	2025090378		XXX	XXX	Note Date	notePage	XXX	XXX